LABOR AND SOCIAL SECURITY LIABILITIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities arising from its operational activities, Salaries	$ 95,135	$ 64,245
Salaries [Member]
Liabilities arising from its operational activities, Salaries	82,965	53,024
13? Salaries [Member]
Liabilities arising from its operational activities, Salaries	11,067	10,139
Vacation [Member]
Liabilities arising from its operational activities, Salaries	$ 1,103	$ 1,082